FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT D

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	3,842,391	554,777
Net asset value per share (NAV)	50.28	17.87
Receivable for fund shares sold	329,500	1,363
Other assets	1	—

Total Assets (Shares x NAV)	$193,524,906	$9,915,228

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	332,482	1,359

Net Assets	$193,192,424	$9,913,869

Net Assets: Regular Contract
Contract value in accumulation period	$180,521,830	$9,763,722

Net Assets	$180,521,830	$9,763,722
Units Outstanding	1,177,851	202,204
Unit Value (accumulation)	$133.57	$46.60

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	—

Net Assets: Total
Contract value in accumulation period	$180,521,830	$9,763,722
Contract value in Payout (annuitization) period	12,670,594	150,147

Net Assets	$193,192,424	$9,913,869

Cost of Shares in Underlying Fund	$173,548,979	$9,672,513

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$2,574,889	$129,946
Expenses:
Mortality expense risk and administrative charges	2,301,087	117,093

Net investment income/(expense)	273,802	12,853

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(302,385)	(64,911)
Reinvested realized gain distributions	7,023,614	823,867

Net realized gain/(loss) on investments	6,721,229	758,956
Net change in unrealized appreciation/(depreciation) on investments	28,430,165	1,312,497

Net realized and unrealized gain/(loss) from investments	35,151,394	2,071,453

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$35,425,196	$2,084,306

See notes to financial statements.

B-2

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

213,913	752,400	1,324,736	563,819	1,150,920	15,647	44,280
5.98	10.69	17.44	10.80	14.83	79.53	17.46
322	2,102	5,857	1,073	4,663	344	157
—	1	—	1	1	—	1

$1,279,522	$8,045,260	$23,109,259	$6,090,316	$17,072,801	$1,244,750	$773,287

320	4,931	11,287	1,177	5,847	373	151

$1,279,202	$8,040,329	$23,097,972	$6,089,139	$17,066,954	$1,244,377	$773,136

$988,878	$7,652,709	$21,896,543	$5,732,861	$16,390,662	$1,196,387	$708,471

$988,878	$7,652,709	$21,896,543	$5,732,861	$16,390,662	$1,196,387	$708,471
33,328	118,259	397,999	129,250	169,663	33,507	30,021
$28.62	$62.26	$49.75	$43.72	$90.04	$35.71	$22.89

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	$—	$—	—	—

$988,878	$7,652,709	$21,896,543	$5,732,861	$16,390,662	$1,196,387	$708,471
290,324	387,620	1,201,429	356,278	676,292	47,990	64,665

$1,279,202	$8,040,329	$23,097,972	$6,089,139	$17,066,954	$1,244,377	$773,136

$1,443,950	$9,458,277	$21,287,756	$8,006,612	$19,735,932	$974,848	$796,996

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$114,787	$—	$708,263	$177,441	$115,745	$—	$12,357

14,151	103,094	302,287	76,915	207,896	13,757	9,053

100,636	(103,094)	405,976	100,526	(92,151)	(13,757)	3,304

(49,349)	(2,646,843)	413,888	(267,202)	(1,098,434)	57,356	(21,832)
—	—	—	—	1,774,579	—	26,518

(49,349)	(2,646,843)	413,888	(267,202)	676,145	57,356	4,686
31,301	3,597,659	374,780	435,752	1,065,386	229,807	65,782

(18,048)	950,816	788,668	168,550	1,741,531	287,163	70,468

$82,588	$847,722	$1,194,644	$269,076	$1,649,380	$273,406	$73,772

B-3

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	31,574	126,831
Net asset value per share (NAV)	32.80	15.28
Receivable for fund shares sold	957	348
Other assets	—	1

Total Assets (Shares x NAV)	$1,036,584	$1,938,327

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	965	346

Net Assets	$1,035,619	$1,937,981

Net Assets: Regular Contract
Contract value in accumulation period	$273,610	$1,912,159

Net Assets	$273,610	$1,912,159
Units Outstanding	9,771	43,109
Unit Value (accumulation)	$27.28	$44.36

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	—	—

Net Assets: Total
Contract value in accumulation period	$273,610	$1,912,159
Contract value in Payout (annuitization) period	762,009	25,822

Net Assets	$1,035,619	$1,937,981

Cost of Shares in Underlying Fund	$1,109,469	$1,895,836

STATEMENTS OF OPERATIONS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$34,388
Expenses:
Mortality expense risk and administrative charges	12,927	14,974

Net investment income/(expense)	(12,927)	19,414

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(10,395)	(2,839)
Reinvested realized gain distributions	3,164	154,058

Net realized gain/(loss) on investments	(7,231)	151,219
Net change in unrealized appreciation/(depreciation) on investments	69,724	89,162

Net realized and unrealized gain/(loss) from investments	62,493	240,381

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$49,566	$259,795

See notes to financial statements.

B-4

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

146,180	132,317	107,641	311,550	7,214,625	59,043	32,673
14.38	26.36	82.52	36.92	1.00	12.48	84.18
585	1,072	1,235	2,307	2,483	55	1,154
—	1	—	1	3	1	—

$2,102,653	$3,488,949	$8,883,770	$11,504,734	$7,217,111	$736,913	$2,751,567

585	1,076	1,265	2,311	3,034	62	1,124

$2,102,068	$3,487,873	$8,882,505	$11,502,423	$7,214,077	$736,851	$2,750,443

$1,981,521	$3,080,130	$8,705,905	$11,067,934	$6,878,101	$640,360	$2,560,153

$1,981,521	$3,080,130	$8,705,905	$11,067,934	$6,878,101	$640,360	$2,560,153
40,890	75,274	115,238	129,168	667,331	28,920	63,460
$46.83	$39.50	$72.99	$82.82	$10.23	$21.53	$38.96

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	$—	—	—

$1,981,521	$3,080,130	$8,705,905	$11,067,934	$6,878,101	$640,360	$2,560,153
120,547	407,743	176,600	434,489	335,976	96,491	190,290

$2,102,068	$3,487,873	$8,882,505	$11,502,423	$7,214,077	$736,851	$2,750,443

$2,332,762	$3,376,430	$6,136,488	$11,339,047	$7,214,625	$633,087	$2,559,592

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$44,186	$58,614	$—	$53,610	$407,046	$7,274	$19,879

26,298	42,539	101,524	139,258	136,519	9,612	32,668

17,888	16,075	(101,524)	(85,648)	270,527	(2,338)	(12,789)

(27,019)	5,079	(295,591)	420,021	—	27,566	25,291
46,899	204,165	—	1,485,897	—	2,490	105,882

19,880	209,244	(295,591)	1,905,918	—	30,056	131,173
30,717	238,701	2,980,561	(96,119)	—	6,003	247,149

50,597	447,945	2,684,970	1,809,799	—	36,059	378,322

$68,485	$464,020	$2,583,446	$1,724,151	$270,527	$33,721	$365,533

B-5

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	83,104	31,500
Net asset value per share (NAV)	57.38	59.40
Receivable for fund shares sold	450	225
Other assets	—	1

Total Assets (Shares x NAV)	$4,768,9 58	$1,871,326

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	438	204

Net Assets	$4,768,520	$1,871,122

Net Assets: Regular Contract
Contract value in accumulation period	$4,576,912	$1,842,402

Net Assets	$4,576,912	$1,842,402
Units Outstanding	66,720	42,907
Unit Value (accumulation)	$66.18	$41.66

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	—	—

Net Assets: Total
Contract value in accumulation period	$4,576,912	$1,842,402
Contract value in Payout (annuitization) period	191,608	28,720

Net Assets	$4,768,520	$1,871,122

Cost of Shares in Underlying Fund	$3,739,551	$1,535,993

STATEMENTS OF OPERATIONS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$4,976	$733
Expenses:
Mortality expense risk and administrative charges	55,419	26,919

Net investment income/(expense)	(50,443)	(26,186)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	6,319	515,185
Reinvested realized gain distributions	259,703	69,700

Net realized gain/(loss) on investments	266,022	584,885
Net change in unrealized appreciation/(depreciation) on investments	874,668	66,061

Net realized and unrealized gain/(loss) from investments	1,140,690	650,946

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,090,247	$624,760

See notes to financial statements.

B-6

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

12,647	35,827	106,717	167,873	55,776	74,316	13,084
72.60	73.31	13.81	23.27	26.97	35.91	9.97
747	389	60	1,182	634	115	71
1	—	—	—	—	—	—

$918,920	$2,626,866	$1,473,822	$3,907,587	$1,504,913	$2,668,803	$130,518

752	396	58	1,172	645	120	71

$918,168	$2,626,470	$1,473,764	$3,906,415	$1,504,268	$2,668,683	$130,447

$814,315	$2,574,548	$1,415,680	$3,450,466	$1,296,726	$2,624,599	$118,830

$814,315	$2,574,548	$1,415,680	$3,450,466	$1,296,726	$2,624,599	$118,830
33,262	55,973	33,704	99,513	95,434	210,711	12,777
$23.64	$44.40	$40.58	$33.46	$13.53	$12.40	$9.30

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$814,315	$2,574,548	$1,415,680	$3,450,466	$1,296,726	$2,624,599	$118,830
103,853	51,922	58,084	455,949	207,542	44,084	11,617

$918,168	$2,626,470	$1,473,764	$3,906,415	$1,504,268	$2,668,683	$130,447

$751,585	$2,436,903	$1,328,757	$3,990,233	$1,055,465	$1,994,544	$130,393

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$7,173	$—	$—	$99,604	—	$—	$—

11,995	35,022	20,724	48,223	17,559	31,800	1,681

(4,822)	(35,022)	(20,724)	51,381	(17,559)	(31,800)	(1,681)

122,782	37,854	(491,091)	(3,285)	56,507	131,485	8,111
27,925	186,171	—	192,825	—	—	—

150,707	224,025	(491,091)	189,540	56,507	131,485	8,111
35,557	543,458	600,287	21,796	270,455	534,125	(5,977)

186,264	767,483	109,196	211,336	326,962	665,610	2,134

$181,442	$732,461	$88,472	$262,717	$309,403	$633,810	$453

B-7

The Guardian Separate Account D

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	3,449,545	97,221
Net asset value per share (NAV)	12.49	13.35
Receivable for fund shares sold	31,943	450
Other assets	—	1

Total Assets (Shares x NAV)	$43,116,760	$1,298,351

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	38,281	452

Net Assets	$43,078,479	$1,297,899

Net Assets: Regular Contract
Contract value in accumulation period	$40,863,684	$1,184,761

Net Assets	$40,863,684	$1,184,761
Units Outstanding	3,115,867	92,123
Unit Value (accumulation)	$13.09	$12.80

Net Assets: 7 Year Enhanced Death Benefit Rider (EDBR)
Contract value in accumulation period	$—	$—

Total Net Assets	$—	$—
Units Outstanding	—	—
Unit Value (accumulation)	$—	—

Net Assets: Total
Contract value in accumulation period	$40,863,684	$1,184,761
Contract value in Payout (annuitization) period	2,214,795	113,138

Net Assets	$43,078,479	$1,297,899

Cost of Shares in Underlying Fund	$30,805,943	$970,489

STATEMENTS OF OPERATIONS

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	514,228	16,293

Net investment income/(expense)	(514,228)	(16,293)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,963,814	62,931
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	1,963,814	62,931
Net change in unrealized appreciation/(depreciation) on investments	6,065,704	180,983

Net realized and unrealized gain/(loss) from investments	8,029,518	243,914

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,515,290	$227,621

See notes to financial statements.

B-8

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024

1,279,726	131,558	8,835,808	1,279,233
10.29	10.65	12.69	12.13
13,879	277	51,114	5,096
—	—	2	1

$13,182,261	$1,401,370	$112,177,516	$15,522,198

15,176	281	59,605	11,169

$13,167,085	$1,401,089	$112,117,911	$15,511,029

$12,362,343	$1,325,013	$103,831,702	$14,764,669

$12,362,343	$1,325,013	$103,831,702	$14,764,669
1,239,619	128,407	8,442,441	1,255,996
$9.95	$10.28	$12.28	$11.74

$—	$—	$—	$—

$—	$—	$—	$—
—	—	—	—
$—	—	$—	$—

$12,362,343	$1,325,013	$103,831,702	$14,764,669
804,742	76,076	8,286,209	746,360

$13,167,085	$1,401,089	$112,117,911	$15,511,029

$12,805,548	$1,346,839	$88,535,538	$12,876,588

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$—	$—	$—

158,565	11,973	1,340,358	199,456

(158,565)	(11,973)	(1,340,358)	(199,456)

48,718	11,320	2,786,264	721,886
—	—	—	—

48,718	11,320	2,786,264	721,886
154,997	34,526	11,971,757	934,137

203,715	45,846	14,758,021	1,656,023

$45,150	$33,873	$13,417,663	$1,456,567

B-9

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$198,112	$16,304
Net realized gain/(loss) from sale of investments	(3,535,684)	(228,047)
Reinvested realized gain distributions	13,312,636	747,512
Net change in unrealized appreciation/(depreciation) of investments	11,155,000	1,541,399

Net increase/(decrease) resulting from operations	21,130,064	2,077,168

2023 Contract Transactions
Contract purchase payments	210,705	43,570
Transfers between investment divisions, net	(889,198)	3,536
Transfers for annuity benefits, surrenders and partial withdrawals	(16,694,007)	(1,366,626)
Transfers on account of death	(1,760,244)	(39,834)
Contract fees	(90,702)	(2,491)
Transfers–other	7,260	(4,590)

Net increase/(decrease) from contract transactions	(19,216,186)	(1,366,435)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	1,913,878	710,733
Net Assets at December 31, 2022	183,321,699	8,578,907

Net Assets at December 31, 2023	$185,235,577	$9,289,640

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$273,802	$12,853
Net realized gain/(loss) from sale of investments	(302,385)	(64,911)
Reinvested realized gain distributions	7,023,614	823,867
Net change in unrealized appreciation/(depreciation) of investments	28,430,165	1,312,497

Net increase/(decrease) resulting from operations	35,425,196	2,084,306

2024 Contract Transactions
Contract purchase payments	239,453	27,676
Transfers between investment divisions, net	(2,421,410)	528,358
Transfers for annuity benefits, surrenders and partial withdrawals	(22,502,806)	(2,057,848)
Transfers on account of death	(1,973,491)	(18,847)
Contract fees	(950,194)	60,847
Transfers–other	140,099	(263)

Net increase/(decrease) from contract transactions	(27,468,349)	(1,460,077)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	7,956,847	624,229
Net Assets at December 31, 2023	185,235,577	9,289,640

Net Assets at December 31, 2024	$193,192,424	$9,913,869

See notes to financial statements.

B-10

Investment Options
Victory High Yield VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$86,842	$(101,972)	$393,412	$133,261	$(126,301)	$(8,875)	$5,393
(35,732)	(999,917)	2,424,324	(252,426)	(444,792)	(67,209)	21,500
—	—	—	—	1,850,386	9,535	38,498
76,173	2,617,551	1,473,918	734,849	519,619	244,393	214

127,283	1,515,662	4,291,654	615,684	1,798,912	177,844	65,605

375	984	18,130	6,501	13,134	780	—
4,959	459,171	(358,759)	(118,425)	(151,898)	20,614	1
(220,195)	(666,975)	(1,584,728)	(501,827)	(1,436,589)	(45,580)	(70,382)
(34,054)	(5,102)	(164,513)	(69,944)	(112,706)	—	(2,751)
(468)	(2,846)	(10,081)	(3,561)	(6,560)	(180)	(412)
1,764	178	(2,841)	42	364	—	—

(247,619)	(214,590)	(2,102,792)	(687,214)	(1,694,255)	(24,366)	(73,544)

—	—	—	—	—	—	—

(120,336)	1,301,072	2,188,862	(71,530)	104,657	153,478	(7,939)
1,384,146	8,346,612	24,081,441	6,645,059	18,276,075	319,295	734,663

$1,263,810	$9,647,684	$26,270,303	$6,573,529	$18,380,732	$472,773	$726,724

$100,636	$(103,094)	$405,976	$100,526	$(92,151)	$(13,757)	$3,304
(49,349)	(2,646,843)	413,888	(267,202)	(1,098,434)	57,356	(21,832)
—	—	—	—	1,774,579	—	26,518
31,301	3,597,659	374,780	435,752	1,065,386	229,807	65,782

82,588	847,722	1,194,644	269,076	1,649,380	273,406	73,772

400	900	98,580	6,335	37,194	680	—
50,511	(557,736)	(421,890)	(114,798)	(181,163)	529,625	28,448
(181,902)	(1,804,901)	(3,043,714)	(527,092)	(2,835,271)	(75,757)	(71,869)
(9,498)	(55,219)	(630,438)	(90,952)	(39,897)	(4,356)	(4,518)
73,297	(43,928)	(340,174)	(26,606)	57,709	47,976	19,866
(4)	5,807	(29,339)	(353)	(1,730)	30	713

(67,196)	(2,455,077)	(4,366,975)	(753,466)	(2,963,158)	498,198	(27,360)

—	—	—	—	—	—	—

15,392	(1,607,355)	(3,172,331)	(484,390)	(1,313,778)	771,604	46,412
1,263,810	9,647,684	26,270,303	6,573,529	18,380,732	472,773	726,724

$1,279,202	$8,040,329	$23,097,972	$6,089,139	$17,066,954	$1,244,377	$773,136

B-11

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	AB Sustainable Global Thematic Portfolio Class B	Davis Financial Portfolio

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(10,412)	$6,882
Net realized gain/(loss) from sale of investments	(1,374)	(104,755)
Reinvested realized gain distributions	50,075	40,385
Net change in unrealized appreciation/(depreciation) of investments	84,752	178,294

Net increase/(decrease) resulting from operations	123,041	120,806

2023 Contract Transactions
Contract purchase payments	450	109
Transfers between investment divisions, net	292,115	(179,158)
Transfers for annuity benefits, surrenders and partial withdrawals	(83,407)	(197,753)
Transfers on account of death	—	—
Contract fees	(57)	(443)
Transfers–other	—	3

Net increase/(decrease) from contract transactions	209,101	(377,242)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	332,142	(256,436)
Net Assets at December 31, 2022	735,141	1,246,968

Net Assets at December 31, 2023	$1,067,283	$990,532

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(12,927)	$19,414
Net realized gain/(loss) from sale of investments	(10,395)	(2,839)
Reinvested realized gain distributions	3,164	154,058
Net change in unrealized appreciation/(depreciation) of investments	69,724	89,162

Net increase/(decrease) resulting from operations	49,566	259,795

2024 Contract Transactions
Contract purchase payments	480	15,549
Transfers between investment divisions, net	—	777,749
Transfers for annuity benefits, surrenders and partial withdrawals	(96,884)	(85,427)
Transfers on account of death	—	(25,044)
Contract fees	16,440	4,879
Transfers–other	(1,266)	(52)

Net increase/(decrease) from contract transactions	(81,230)	687,654

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(31,664)	947,449
Net Assets at December 31, 2023	1,067,283	990,532

Net Assets at December 31, 2024	$1,035,619	$1,937,981

See notes to financial statements.

B-12

Investment Options
Davis Real Estate Portfolio	Fidelity VIP Equity-Income Portfolio Service Class	Fidelity VIP Growth Opportunities Portfolio Service Class	Fidelity VIP Mid Cap Portfolio Service Class	Fidelity VIP Government Money Market Portfolio Service Class 2	Templeton Growth VIP Fund Class 2	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$34,493	$20,657	$(76,044)	$(74,637)	$320,063	$15,891	$(26,682)
(24,017)	30,088	(519,882)	116,476	—	(13,974)	(4,779)
—	104,524	—	298,954	—	—	181,600
198,129	172,490	2,784,389	1,050,205	—	136,643	251,248

208,605	327,759	2,188,463	1,390,998	320,063	138,560	401,387

3,375	2,720	1,550	2,704	3,014	274	1,160
435,653	36,289	1,193,728	(714,541)	(721,197)	1,552	(129,459)
(165,855)	(723,392)	(758,077)	(616,838)	(2,183,066)	(81,642)	(70,658)
(6,480)	(100,717)	—	(9,234)	(195,272)	—	(7,671)
(834)	(1,305)	(1,615)	(3,386)	(5,494)	(397)	(763)
12	997	(456)	1	113,935	—	(4)

265,871	(785,408)	435,130	(1,341,294)	(2,988,080)	(80,213)	(207,395)

—	—	—	—	(1,414,543)	—	—

474,476	(457,649)	2,623,593	49,704	(4,082,560)	58,347	193,992
2,344,556	4,203,804	4,953,969	11,208,726	10,831,631	755,308	2,467,198

$2,819,032	$3,746,155	$7,577,562	$11,258,430	$6,749,071	$813,655	$2,661,190

$17,888	$16,075	$(101,524)	$(85,648)	$270,527	$(2,338)	$(12,789)
(27,019)	5,079	(295,591)	420,021	—	27,566	25,291
46,899	204,165	—	1,485,897	—	2,490	105,882
30,717	238,701	2,980,561	(96,119)	—	6,003	247,149

68,485	464,020	2,583,446	1,724,151	270,527	33,721	365,533

3,950	2,640	1,050	2,720	17,699	210	1,260
(532,472)	107,573	(73,930)	97,419	1,334,941	(195)	(8,622)
(196,014)	(1,060,459)	(1,155,838)	(1,479,875)	(1,089,032)	(94,755)	(206,757)
(8,809)	(4,949)	—	(119,772)	(96,748)	(11,329)	(64,936)
(52,993)	233,162	(48,746)	21,000	(55,529)	(3,716)	2,502
889	(269)	(1,039)	(1,650)	83,148	(740)	273

(785,449)	(722,302)	(1,278,503)	(1,480,158)	194,479	(110,525)	(276,280)

—	—	—	—	—	—	—

(716,964)	(258,282)	1,304,943	243,993	465,006	(76,804)	89,253
2,819,032	3,746,155	7,577,562	11,258,430	6,749,071	813,655	2,661,190

$2,102,068	$3,487,873	$8,882,505	$11,502,423	$7,214,077	$736,851	$2,750,443

B-13

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(44,355)	$(14,915)
Net realized gain/(loss) from sale of investments	(1,641)	44,109
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	1,410,370	360,893

Net increase/(decrease) resulting from operations	1,364,374	390,087

2023 Contract Transactions
Contract purchase payments	39,869	150
Transfers between investment divisions, net	(286,212)	1,033,847
Transfers for annuity benefits, surrenders and partial withdrawals	(228,434)	(44,725)
Transfers on account of death	(64,938)	—
Contract fees	(1,240)	(320)
Transfers–other	(7,873)	(204)

Net increase/(decrease) from contract transactions	(548,828)	988,748

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	815,546	1,378,835
Net Assets at December 31, 2022	3,647,808	602,584

Net Assets at December 31, 2023	$4,463,354	$1,981,419

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(50,443)	$(26,186)
Net realized gain/(loss) from sale of investments	6,319	515,185
Reinvested realized gain distributions	259,703	69,700
Net change in unrealized appreciation/(depreciation) of investments	874,668	66,061

Net increase/(decrease) resulting from operations	1,090,247	624,760

2024 Contract Transactions
Contract purchase payments	28,759	150
Transfers between investment divisions, net	(486,638)	(274,287)
Transfers for annuity benefits, surrenders and partial withdrawals	(246,363)	(403,537)
Transfers on account of death	(69,271)	(59,058)
Contract fees	(13,048)	1,255
Transfers–other	1,480	420

Net increase/(decrease) from contract transactions	(785,081)	(735,057)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	305,166	(110,297)
Net Assets at December 31, 2023	4,463,354	1,981,419

Net Assets at December 31, 2024	$4,768,520	$1,871,122

See notes to financial statements.

B-14

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian U.S. Government Securities VIP Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(3,192)	$(26,501)	$(25,680)	$39,639	$(16,358)	$(28,230)	$(2,487)
23,376	(25,984)	(656,384)	(8,402)	(139)	(148,108)	(16,788)
22,336	149,454	—	196,044	—	—	—
134,929	539,420	933,734	174,545	287,626	956,066	25,494

177,449	636,389	251,670	401,826	271,129	779,728	6,219

100	4,350	525	(17)	9	7,510	6,004
(18,569)	(232,056)	(451)	(56,605)	(210,081)	(383,145)	186,217
(58,761)	(284,012)	(501,474)	(750,839)	(198,759)	(114,022)	(222,277)
(2,190)	(12,310)	(2,603)	(17,875)	—	—	—
(409)	(470)	(616)	(1,914)	(431)	(479)	(245)
—	(7,478)	(1)	7,271	872	(12,885)	12

(79,829)	(531,976)	(504,620)	(819,979)	(408,390)	(503,021)	(30,289)

—	—	—	—	—	—	—

97,620	104,413	(252,950)	(418,153)	(137,261)	276,707	(24,070)
743,141	2,028,117	2,189,435	4,918,590	1,445,723	1,941,421	203,148

$840,761	$2,132,530	$1,936,485	$4,500,437	$1,308,462	$2,218,128	$179,078

$(4,822)	$(35,022)	$(20,724)	$51,381	$(17,559)	$(31,800)	$(1,681)
122,782	37,854	(491,091)	(3,285)	56,507	131,485	8,111
27,925	186,171	—	192,825	—	—	—
35,557	543,458	600,287	21,796	270,455	534,125	(5,977)

181,442	732,461	88,472	262,717	309,403	633,810	453

14,249	7,250	450	—	—	7,610	5,976
(13,171)	(64,259)	(150,263)	(36,233)	(3)	61,715	107,858
(117,785)	(136,748)	(366,750)	(463,014)	(81,411)	(254,976)	(156,944)
(32,272)	(85,686)	(29,132)	(356,873)	(55,391)	—	—
45,367	41,187	(6,127)	(3,264)	23,998	2,756	(5,958)
(423)	(265)	629	2,645	(790)	(360)	(16)

(104,035)	(238,521)	(551,193)	(856,739)	(113,597)	(183,255)	(49,084)

—	—	—	—	—	—	—

77,407	493,940	(462,721)	(594,022)	195,806	450,555	(48,631)
840,761	2,132,530	1,936,485	4,500,437	1,308,462	2,218,128	179,078

$918,168	$2,626,470	$1,473,764	$3,906,415	$1,504,268	$2,668,683	$130,447

B-15

The Guardian Separate Account D

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian All Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(474,271)	$(16,269)
Net realized gain/(loss) from sale of investments	203,504	(3,484)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	8,187,626	243,477

Net increase/(decrease) resulting from operations	7,916,859	223,724

2023 Contract Transactions
Contract purchase payments	24,992	—
Transfers between investment divisions, net	(158,811)	(28,743)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,942,743)	(87,417)
Transfers on account of death	(911,974)	(20,160)
Contract fees	(16,295)	(367)
Transfers–other	1,701	(1,591)

Net increase/(decrease) from contract transactions	(4,003,130)	(138,278)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	3,913,729	85,446
Net Assets at December 31, 2022	38,891,521	1,292,778

Net Assets at December 31, 2023	$42,805,250	$1,378,224

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(514,228)	$(16,293)
Net realized gain/(loss) from sale of investments	1,963,814	62,931
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	6,065,704	180,983

Net increase/(decrease) resulting from operations	7,515,290	227,621

2024 Contract Transactions
Contract purchase payments	105,626	—
Transfers between investment divisions, net	(241,476)	(5,465)
Transfers for annuity benefits, surrenders and partial withdrawals	(6,520,864)	(248,510)
Transfers on account of death	(432,704)	—
Contract fees	(153,756)	(54,103)
Transfers–other	1,113	132

Net increase/(decrease) from contract transactions	(7,242,061)	(307,946)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	273,229	(80,325)
Net Assets at December 31, 2023	42,805,250	1,378,224

Net Assets at December 31, 2024	$43,078,479	$1,297,899

See notes to financial statements.

B-16

Investment Options
Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(174,675)	$(15,282)	$(1,289,413)	$(216,837)
(44,905)	(3,009)	318,274	75,694
—	—	—	—
842,442	53,320	17,773,579	1,216,610

622,862	35,029	16,802,440	1,075,467

6,464	—	62,382	13,278
(50,544)	(28,905)	(2,389,630)	(500,286)
(1,590,754)	(238,074)	(9,937,202)	(1,229,970)
(272,499)	(31,137)	(1,315,217)	(189,625)
(7,175)	(704)	(45,892)	(6,182)
(1,346)	(2,359)	(4,823)	(4)

(1,915,854)	(301,179)	(13,630,382)	(1,912,789)

—	—	—	—

(1,292,992)	(266,150)	3,172,058	(837,322)
15,735,748	1,429,286	108,941,875	19,283,608

$14,442,756	$1,163,136	$112,113,933	$18,446,286

$(158,565)	$(11,973)	$(1,340,358)	$(199,456)
48,718	11,320	2,786,264	721,886
—	—	—	—
154,997	34,526	11,971,757	934,137

45,150	33,873	13,417,663	1,456,567

46,076	—	185,697	34,429
609,846	495,546	(1,089,223)	(708,716)
(1,820,610)	(289,998)	(10,997,253)	(3,477,023)
(80,074)	—	(1,178,731)	(225,880)
(75,651)	(1,446)	(353,187)	(11,397)
(408)	(22)	19,012	(3,237)

(1,320,821)	204,080	(13,413,685)	(4,391,824)

—	—	—	—

(1,275,671)	237,953	3,978	(2,935,257)
14,442,756	1,163,136	112,113,933	18,446,286

$13,167,085	$1,401,089	$112,117,911	$15,511,029

B-17

THE GUARDIAN SEPARATE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS (December 31, 2024)

NOTE 1 — ORGANIZATION

The Guardian Separate Account D (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on August 23, 1989, and commenced operations on January 16, 1990. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the thirty-three investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment options, including the FRO, at any time. Contract owners who qualify may also purchase either a seven year or Contract Anniversary Enhanced Death Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The thirty-three investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian U.S Government Securities VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

B-18

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2024, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 —  inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 —  inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 —  inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2024, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2024, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $507,286,089.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2024, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2024, or during the twelve months then ended.

B-19

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 1.0% - 6.0%, as applicable based on the annuitization date. The mortality risk on life contingent contracts is minimal and is borne by Talcott Resolution Life as they reinsure nearly all of GIAC’s payout annuities with variable payments as part of a 100% coinsurance / modified coinsurance agreement executed with GIAC in November 2022. Variance in mortality experience may result in transfer to or from the general account of GIAC for retained contracts. Such amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

B-20

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$10,225,222	$30,428,144
Victory 500 Index VIP Series	1,715,946	2,345,893
Victory High Yield VIP Series	337,139	309,841
Victory RS Small Cap Growth Equity VIP Series	1,081,399	3,643,514
Victory RS International VIP Series	1,470,222	5,435,931
Victory Sophus Emerging Markets VIP Series	278,906	938,381
Gabelli Capital Asset Fund	2,733,598	4,022,119
Invesco V.I. American Franchise Fund Series I	777,105	298,314
Invesco V.I. Equity & Income Fund Series I	172,808	176,093
AB Sustainable Global Thematic Portfolio Class B	56,536	153,507
Davis Financial Portfolio	1,049,404	194,118
Davis Real Estate Portfolio	184,154	911,059
Fidelity VIP Equity-Income Portfolio Service Class	549,719	1,058,189
Fidelity VIP Growth Opportunities Portfolio Service Class	1,424,404	2,811,170
Fidelity VIP Mid Cap Portfolio Service Class	2,000,876	2,088,552
Fidelity VIP Government Money Market Portfolio Service Class 2	2,088,126	3,670,832
Templeton Growth VIP Fund Class 2	11,848	128,327
Janus Henderson Enterprise Portfolio Institutional Shares	325,359	514,633
Janus Henderson Forty Portfolio Institutional Shares	379,731	961,754
Janus Henderson Research Portfolio Institutional Shares	982,188	1,679,777
Janus Henderson Global Research Portfolio Institutional Shares	308,156	394,965
MFS Growth Series Initial Class	1,543,565	1,636,712
MFS New Discovery Series Initial Class	29,044	606,535
MFS Total Return Series Initial Class	329,522	948,371
Guardian Integrated Research VIP Fund	84,191	221,531
Guardian Large Cap Disciplined Growth VIP Fund	803,675	1,024,309
Guardian U.S. Government Securities VIP Fund	151,447	207,807
Guardian All Cap Core VIP Fund	780,190	8,542,096
Guardian Strategic Large Cap Core VIP Fund	9,374	338,981
Guardian Core Fixed Income VIP Fund	859,679	2,345,566
Guardian Short Duration Bond VIP Fund	541,681	354,806
Guardian Balanced Allocation VIP Fund	1,516,945	16,286,865
Guardian Equity Income VIP Fund	756,952	5,350,509

Total	$35,559,111	$100,029,203

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. These charges are assessed through a redemption of units. For the years ended December 31, 2024 and 2023, contract fees amounted to $1,547,582 and $214,335, respectively and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.15% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, through a reduction of the unit value, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .30%;

B-21

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

b)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%. There were no contracts outstanding with this option.

(2)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Integrated Research VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian U.S Government Securities VIP Fund

• Guardian All Cap Core VIP Fund

• Guardian Strategic Large Cap Core VIP Fund

• Guardian Core Fixed Income VIP Fund • Guardian Short Duration Bond VIP Fund • Guardian Balanced Allocation VIP Fund • Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed through a redemption in units and paid to GIAC during the first seven contract years for a Single Purchase Payment Contract.

Numbers of Contract Years Completed from Date of the Premium Payment	Contingent Deferred Sales Charge Percentage

0	6%

1	6%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0%

B-22

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

For a Flexible Premium Payment Contract, the contingent deferred sales charges are the lesser of 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or 6% of the total amount being withdrawn.

For the years ended December 31, 2024 and 2023, contingent deferred sales charges were 11,413 and $8,543, respectively.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2024 and 2023, were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	3,858	193,842	(189,984)	1,761	182,153	(180,392)
Victory 500 Index VIP Series	15,793	49,105	(33,312)	1,286	38,804	(37,518)
Victory High Yield VIP Series	1,775	6,094	(4,319)	205	8,165	(7,960)
Victory RS Small Cap Growth Equity VIP Series	5,522	45,475	(39,953)	7,949	13,251	(5,302)
Victory RS International VIP Series	12,738	75,848	(63,110)	396	51,633	(51,237)
Victory Sophus Emerging Markets VIP Series	515	17,128	(16,613)	159	16,361	(16,202)
Gabelli Capital Asset Fund	1,922	35,602	(33,680)	153	20,371	(20,218)
Invesco V.I. American Franchise Fund Series I	18,352	2,482	15,870	3,054	2,010	1,044
Invesco V.I. Equity & Income Fund Series I	3,072	5,623	(2,551)	—	3,961	(3,961)
AB Sustainable Global Thematic Portfolio Class B	117	1,412	(1,295)	18	1,127	(1,109)
Davis Financial Portfolio	18,001	2,946	15,055	3	12,314	(12,311)
Davis Real Estate Portfolio	81	17,024	(16,943)	9,395	4,078	5,317
Fidelity VIP Equity-Income Portfolio Service Class	3,414	27,978	(24,564)	1,738	25,098	(23,360)
Fidelity VIP Growth Opportunities Portfolio Service Class	4,419	23,581	(19,162)	25,078	16,698	8,380
Fidelity VIP Mid Cap Portfolio Service Class	3,050	20,588	(17,538)	39	20,376	(20,337)
Fidelity VIP Government Money Market Portfolio Service Class 2	59,388	142,303	(82,915)	11,949	317,324	(305,375)
Templeton Growth VIP Fund Class 2	98	4,240	(4,142)	20	3,801	(3,781)
Janus Henderson Enterprise Portfolio Institutional Shares	1,848	11,125	(9,277)	35	7,850	(7,815)
Janus Henderson Forty Portfolio Institutional Shares	522	13,666	(13,144)	887	11,604	(10,717)
Janus Henderson Research Portfolio Institutional Shares	1,598	19,616	(18,018)	36,533	1,752	34,781
Janus Henderson Global Research Portfolio Institutional Shares	8,639	15,973	(7,334)	6	4,760	(4,754)
MFS Growth Series Initial Class	15,897	19,907	(4,010)	147	16,768	(16,621)
MFS New Discovery Series Initial Class	8	13,255	(13,247)	14	13,290	(13,276)
MFS Total Return Series Initial Class	—	22,947	(22,947)	—	24,819	(24,819)
Guardian Integrated Research VIP Fund	—	11,883	(11,883)	1	48,477	(48,476)
Guardian Large Cap Disciplined Growth VIP Fund	12,866	25,406	(12,540)	4,973	56,519	(51,546)
Guardian U.S. Government Securities VIP Fund	16,013	20,954	(4,941)	21,448	24,564	(3,116)
Guardian All Cap Core VIP Fund	68,844	653,203	(584,359)	2,337	404,876	(402,539)
Guardian Strategic Large Cap Core VIP Fund	—	20,948	(20,948)	—	11,868	(11,868)
Guardian Core Fixed Income VIP Fund	71,762	209,436	(137,674)	669	190,854	(190,185)
Guardian Short Duration Bond VIP Fund	49,610	32,009	17,601	—	30,412	(30,412)
Guardian Balanced Allocation VIP Fund	136,094	1,272,901	(1,136,807)	6,272	1,395,671	(1,389,399)
Guardian Equity Income VIP Fund	66,526	445,698	(379,172)	1,304	195,655	(194,351)

B-23

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2024	1,177,851	$133.57	$180,521,830	1.15%	1.26%	-1.91%
2023	1,249,504	136.17	170,140,567	1.15%	1.28%	12.38%
2022	1,397,961	121.16	169,383,353	1.15%	1.37%	-5.43%
2021	1,517,010	128.13	194,370,691	1.15%	1.16%	22.07%
2020	1,717,435	104.96	180,265,399	1.15%	1.32%	-1.59%

Victory 500 Index VIP Series
2024	202,204	$46.60	$9,763,722	1.15%	1.30%	19.12%
2023	234,924	39.12	9,191,263	1.15%	1.35%	25.48%
2022	272,160	31.18	8,485,782	1.15%	1.25%	-20.28%
2021	276,589	39.11	10,818,141	1.15%	1.35%	25.97%
2020	273,253	31.05	8,484,559	1.15%	2.02%	18.75%

Victory High Yield VIP Series
2024	33,328	$28.62	$988,878	1.15%	9.16%	3.35%
2023	37,521	27.69	1,038,993	1.15%	7.70%	10.13%
2022	45,433	25.14	1,142,347	1.15%	6.63%	-14.55%
2021	53,697	29.42	1,579,970	1.15%	7.09%	4.64%
2020	53,108	28.12	1,493,429	1.15%	7.04%	6.68%

Victory INCORE Low Duration Bond VIP Series(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	128,411	12.89	1,655,848	1.15%	5.29%	-0.16%
2020	126,873	12.92	1,638,718	1.15%	2.54%	3.13%

Victory RS Small Cap Growth Equity VIP Series
2024	118,259	$62.26	$7,652,709	1.15%	0.00%	5.74%
2023	153,948	58.88	9,064,720	1.15%	0.00%	19.02%
2022	159,044	49.47	7,868,306	1.15%	0.00%	-37.09%
2021	187,295	78.64	14,729,533	1.15%	0.00%	-11.46%
2020	226,845	88.82	20,149,161	1.15%	0.00%	36.47%

Victory RS International VIP Series
2024	397,999	$43.43	$21,896,543	1.15%	2.83%	-19.21%
2023	441,882	53.76	23,756,544	1.15%	2.74%	18.64%
2022	488,856	45.31	22,152,437	1.15%	2.71%	-16.78%
2021	523,861	54.45	28,525,666	1.15%	2.26%	13.05%
2020	581,376	48.17	28,002,939	1.15%	2.69%	5.01%

Victory Sophus Emerging Markets VIP Series
2024	129,250	$43.72	$5,732,861	1.15%	2.79%	2.40%
2023	142,211	42.70	6,072,170	1.15%	3.17%	9.76%
2022	158,060	38.90	6,149,000	1.15%	0.80%	-23.36%
2021	167,247	50.76	8,489,191	1.15%	1.14%	-5.52%
2020	193,681	53.72	10,404,951	1.15%	2.02%	14.83%

B-24

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Victory INCORE Investment Quality Bond VIP Series(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	452,556	40.41	18,286,265	1.15%	7.19%	-1.37%
2020	536,088	40.97	21,961,470	1.15%	2.83%	7.10%

Gabelli Capital Asset Fund
2024	169,663	$90.04	$16,390,662	1.15%	0.66%	-1.26%
2023	187,649	91.19	17,112,499	1.15%	0.48%	10.57%
2022	207,133	82.48	17,083,772	1.15%	0.42%	-13.92%
2021	236,901	95.82	22,699,904	1.15%	0.56%	19.10%
2020	275,056	80.46	22,130,101	1.15%	0.17%	5.12%

Value Line Centurion Fund(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	352,985	128.08	45,210,852	1.15%	0.06%	18.29%
2020	392,329	108.28	42,479,418	1.15%	0.08%	16.20%

Value Line Strategic Asset Management Trust(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	829,607	157.38	130,563,175	1.15%	1.05%	14.53%
2020	943,011	137.41	129,578,785	1.15%	0.49%	16.62%

Invesco V.I. American Franchise Fund Series I
2024	33,507	$35.71	$1,196,387	1.15%	0.00%	33.33%
2023	17,637	26.78	472,311	1.15%	0.00%	39.31%
2022	16,593	19.22	318,964	1.15%	0.00%	-31.91%
2021	21,218	28.23	599,000	1.15%	0.00%	10.64%
2020	23,772	25.52	606,566	1.15%	0.06%	40.71%

Invesco V.I. Equity & Income Fund Series I
2024	30,021	$22.89	$708,471	1.15%	1.71%	6.88%
2023	29,718	21.41	636,371	1.15%	1.98%	9.28%
2022	33,618	19.59	658,721	1.15%	1.66%	-8.57%
2021	38,065	21.43	815,828	1.15%	4.37%	12.67%
2020	44,827	19.02	852,669	1.15%	2.04%	-2.63%

Invesco V.I. Core Equity Fund Series I (9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,988	24.08	144,179	1.15%	2.82%	26.27%
2020	9,469	19.07	180,541	1.15%	1.32%	12.54%

Invesco V.I. Government Securities Fund Series II(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	74,122	11.41	845,591	1.15%	1.34%	4.75%

B-25

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Invesco V.I. Growth and Income Fund Series II(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	62,063	36.17	2,244,924	1.15%	1.41%	26.71%
2020	58,245	28.55	1,662,674	1.15%	2.03%	0.68%

AB VPS Relative Value Portfolio Class B(4)(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	36,402	28.73	1,045,744	1.15%	1.31%	1.29%

AB VPS Large Cap Growth Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	54,927	49.09	2,696,144	1.15%	0.00%	33.59%

AB Sustainable Global Thematic Portfolio Class B
2024	9,771	$27.28	$273,610	1.15%	0.00%	1.29%
2023	9,977	26.93	268,706	1.15%	0.03%	14.37%
2022	11,085	23.55	261,044	1.15%	0.00%	-28.01%
2021	18,290	32.71	598,230	1.15%	0.00%	21.16%
2020	13,525	27.00	365,109	1.15%	0.38%	37.48%

AB VPS Value Portfolio Class B(4)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Davis Financial Portfolio
2024	43,109	$44.36	$1,912,159	1.15%	1.80%	28.00%
2023	28,049	34.65	971,982	1.15%	1.89%	13.97%
2022	40,360	30.41	1,227,179	1.15%	1.13%	-9.58%
2021	104,049	33.63	3,498,921	1.15%	2.24%	29.04%
2020	43,343	26.06	1,129,536	1.15%	1.40%	-7.07%

Davis Real Estate Portfolio
2024	40,890	$46.83	$1,981,521	1.15%	0.99%	0.01%
2023	56,700	46.82	2,654,690	1.15%	2.74%	9.38%
2022	51,382	42.80	2,199,359	1.15%	1.60%	-27.65%
2021	69,620	59.16	4,118,652	1.15%	1.34%	40.35%
2020	61,100	42.15	2,575,419	1.15%	1.93%	-9.14%

Davis Value Portfolio(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	147,818	32.88	4,859,606	1.15%	2.01%	16.50%
2020	154,644	28.22	4,364,133	1.15%	0.68%	10.43%

B-26

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Fidelity VIP Contrafund Portfolio Service Class(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	275,791	58.05	16,009,487	1.15%	0.15%	26.24%
2020	296,856	45.98	13,650,304	1.15%	0.15%	28.93%

Fidelity VIP Equity-Income Portfolio Service Class
2024	75,274	$39.50	$3,080,130	1.15%	1.63%	9.86%
2023	98,259	35.96	3,533,372	1.15%	1.71%	9.26%
2022	120,704	32.91	3,972,528	1.15%	1.79%	-6.18%
2021	112,917	35.08	3,961,012	1.15%	1.65%	23.39%
2020	123,554	28.43	3,512,484	1.15%	1.76%	5.32%

Fidelity VIP Growth Opportunities Portfolio Service Class
2024	115,238	$72.99	$8,705,905	1.15%	0.00%	32.27%
2023	131,314	55.18	7,246,454	1.15%	0.00%	43.84%
2022	122,133	38.37	4,685,697	1.15%	0.00%	-38.92%
2021	142,494	62.82	8,950,933	1.15%	0.00%	10.54%
2020	172,484	56.83	9,801,598	1.15%	0.01%	66.55%

Fidelity VIP Mid Cap Portfolio Service Class
2024	129,168	$82.82	$11,067,934	1.15%	0.45%	11.87%
2023	142,045	74.03	10,516,073	1.15%	0.50%	13.68%
2022	162,257	65.12	10,566,803	1.15%	0.42%	-15.83%
2021	163,860	77.38	12,678,771	1.15%	0.58%	24.06%
2020	181,519	62.37	11,320,994	1.15%	0.56%	16.68%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	667,331	$10.23	$6,878,101	1.15%	1.47%	2.88%
2023	747,996	9.95	7,440,146	1.15%	4.51%	3.43%
2022	1,050,151	9.62	10,099,593	1.15%	1.27%	0.09%
2021	962,614	9.61	9,249,681	1.15%	0.01%	-1.15%
2020	1,082,982	9.72	10,527,294	1.15%	0.21%	-0.93%

Templeton Growth VIP Fund Class 2
2024	28,920	$21.53	$640,360	1.15%	0.00%	0.76%
2023	30,655	21.37	655,061	1.15%	3.27%	19.62%
2022	34,410	17.86	614,724	1.15%	0.15%	-12.52%
2021	42,858	20.42	875,224	1.15%	1.35%	3.67%
2020	50,440	19.70	993,634	1.15%	2.90%	4.58%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	63,460	$38.96	$2,560,153	1.15%	0.13%	10.20%
2023	71,389	35.36	2,524,128	1.15%	0.16%	16.71%
2022	79,203	30.29	2,399,365	1.15%	0.34%	-16.91%
2021	106,065	36.46	3,866,921	1.15%	0.46%	15.49%
2020	121,165	31.57	3,825,053	1.15%	0.12%	18.10%

Janus Henderson Forty Portfolio Institutional Shares
2024	66,720	$66.18	$4,576,912	1.15%	0.00%	22.46%
2023	79,230	54.04	4,281,429	1.15%	0.18%	38.35%
2022	89,386	39.06	3,491,219	1.15%	0.18%	-34.32%
2021	114,126	59.46	6,786,452	1.15%	0.67%	21.48%
2020	122,502	48.95	5,996,259	1.15%	0.69%	37.79%

B-27

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Janus Henderson Research Portfolio Institutional Shares
2024	42,907	$41.66	$1,842,402	1.15%	0.00%	28.99%
2023	57,257	32.30	1,849,400	1.15%	0.19%	41.52%
2022	22,373	22.82	510,605	1.15%	0.70%	-30.70%
2021	22,673	32.93	746,672	1.15%	0.12%	18.95%
2020	26,804	27.69	742,084	1.15%	0.53%	31.42%

Janus Henderson Global Research Portfolio Institutional Shares
2024	33,262	$23.64	$814,315	1.15%	0.28%	17.80%
2023	39,914	20.07	801,078	1.15%	0.93%	25.32%
2022	44,657	16.01	715,176	1.15%	1.59%	-20.34%
2021	51,172	20.10	1,028,742	1.15%	0.69%	16.73%
2020	58,306	17.22	1,004,154	1.15%	0.82%	18.68%

MFS Growth Series Initial Class
2024	55,973	$44.40	$2,574,548	1.15%	0.00%	25.32%
2023	59,237	35.43	2,098,697	1.15%	0.00%	34.30%
2022	75,857	26.38	2,001,104	1.15%	0.00%	-32.42%
2021	99,262	39.04	3,874,845	1.15%	0.00%	22.11%
2020	103,378	31.97	3,304,745	1.15%	0.00%	30.34%

MFS Investors Trust Series Initial Class(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	78,889	48.19	3,801,899	1.15%	1.99%	25.36%
2020	98,181	38.45	3,774,588	1.15%	0.63%	12.56%

MFS New Discovery Series Initial Class
2024	33,704	$40.58	$1,415,680	1.15%	0.00%	1.73%
2023	46,135	39.88	1,840,056	1.15%	0.00%	13.10%
2022	59,397	35.27	2,094,688	1.15%	0.00%	-30.57%
2021	63,719	50.79	3,236,308	1.15%	0.00%	0.63%
2020	72,516	50.47	3,660,112	1.15%	0.00%	44.21%

MFS Research Series Initial Class (9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	11,477	36.19	415,368	1.15%	1.98%	23.37%
2020	13,204	29.34	387,364	1.15%	0.62%	15.25%

MFS Total Return Series Initial Class
2024	99,513	$33.46	$3,450,466	1.15%	0.00%	2.71%
2023	119,855	32.58	3,904,865	1.15%	2.03%	9.17%
2022	144,110	29.84	4,300,575	1.15%	1.67%	-10.62%
2021	168,895	33.39	5,639,250	1.15%	2.29%	12.80%
2020	215,857	29.60	6,389,191	1.15%	2.33%	8.55%

Guardian Integrated Research VIP Fund(8)(9)
2024	95,434	$13.53	$1,296,726	1.15%	0.00%	23.90%
2023	105,151	10.92	1,148,595	1.15%	0.00%	22.88%
2022	153,475	8.89	1,364,350	1.15%	0.00%	-11.10%

B-28

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
REGULAR CONTRACT		Unit Value	In Whole $

Guardian Large Cap Disciplined Growth VIP Fund(5)
2024	210,711	$12.40	$2,624,599	1.15%	0.00%	26.71%
2023	214,940	9.79	2,103,624	1.15%	0.00%	40.25%
2022	270,534	6.98	1,887,825	1.15%	0.00%	-32.30%
2021	338,494	10.31	3,488,896	1.15%	0.00%	3.07%

Guardian U.S. Government Securities VIP Fund(5)
2024	12,777	$9.30	$118,830	1.15%	0.00%	0.56%
2023	17,594	9.25	162,715	1.15%	0.00%	2.84%
2022	20,710	8.99	186,248	1.15%	0.00%	-9.33%
2021	23,241	9.92	230,520	1.15%	0.00%	-0.81%

Guardian All Cap Core VIP Fund(8)(9)
2024	3,115,867	$13.09	$40,863,684	1.15%	0.00%	18.47%
2023	3,593,640	11.05	39,710,299	1.15%	0.00%	21.52%
2022	3,990,781	9.09	36,289,782	1.15%	0.00%	-9.07%

Guardian Strategic Large Cap Core VIP Fund(5)
2024	92,123	$12.80	$1,184,761	1.15%	0.00%	17.78%
2023	110,436	10.87	1,200,391	1.15%	0.00%	18.77%
2022	122,304	9.15	1,119,297	1.15%	0.00%	-11.11%
2021	139,394	10.30	1,435,174	1.15%	0.00%	2.96%

Guardian Core Fixed Income VIP Fund(8)(9)
2024	1,239,619	$9.95	$12,362,343	1.15%	0.00%	0.11%
2023	1,336,328	9.94	13,288,826	1.15%	0.00%	4.30%
2022	1,515,280	9.53	14,446,911	1.15%	0.00%	-4.66%

Guardian Short Duration Bond VIP Fund(8)(9)
2024	128,407	$10.28	$1,325,013	1.15%	0.00%	3.10%
2023	102,718	9.97	1,024,484	1.15%	0.00%	2.90%
2022	133,047	9.69	1,289,615	1.15%	0.00%	-3.07%

Guardian Balanced Allocation VIP Fund(8)(9)
2024	8,442,441	$12.28	$103,831,702	1.15%	0.00%	12.27%
2023	9,271,828	10.93	101,385,902	1.15%	0.00%	16.51%
2022	10,581,852	9.39	99,314,222	1.15%	0.00%	-6.15%

Guardian Equity Income VIP Fund(8)(9)
2024	1,255,996	$11.74	$14,764,669	1.15%	0.00%	8.58%
2023	1,578,322	10.81	17,057,441	1.15%	0.00%	6.17%
2022	1,759,872	10.18	17,913,796	1.15%	0.00%	1.79%

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders’ accounts through redemption of units. The net assets disclosed in the table below represent only net assets in accumulation.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2024	—	$—	$—	—	—	—
2023	118,331	36.33	4,299,121	1.45%	1.28%	12.04%
2022	150,266	32.43	4,872,482	1.45%	1.37%	-5.72%
2021	163,107	34.39	5,609,646	1.45%	1.16%	21.70%
2020	211,985	28.26	5,990,472	1.45%	1.32%	-1.89%

B-29

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Victory 500 Index VIP Series
2024	—	$—	$—	—	—	—
2023	592	36.45	21,569	1.45%	1.35%	25.11%
2022	874	29.13	25,471	1.45%	1.25%	-20.52%
2021	927	36.65	33,985	1.45%	1.35%	25.59%
2020	1,984	29.19	57,900	1.45%	2.02%	18.39%

Victory High Yield VIP Series
2024	—	$—	$—	—	—	—
2023	126	25.79	3,249	1.45%	7.70%	9.80%
2022	174	23.49	4,084	1.45%	6.63%	-14.80%
2021	1,671	27.57	46,073	1.45%	7.09%	4.32%
2020	5,412	26.43	143,043	1.45%	7.04%	6.36%

Victory INCORE Low Duration Bond VIP Series(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	6,978	12.23	85,321	1.45%	5.29%	-0.46%
2020	14,365	12.28	176,469	1.45%	2.54%	2.82%

Victory RS Small Cap Growth Equity VIP Series
2024	—	$—	$—	—	—	—
2023	4,264	48.82	208,176	1.45%	0.00%	18.66%
2022	4,470	41.14	183,895	1.45%	0.00%	-37.28%
2021	5,678	65.59	372,429	1.45%	0.00%	-11.73%
2020	5,796	74.31	430,659	1.45%	0.00%	36.06%

Victory RS International VIP Series
2024	—	$—	$—	—	—	—
2023	19,227	29.62	569,588	1.45%	2.74%	18.29%
2022	23,490	25.04	588,298	1.45%	2.71%	-17.03%
2021	26,675	30.19	805,188	1.45%	2.26%	12.71%
2020	35,580	26.78	952,877	1.45%	2.69%	4.69%

Victory Sophus Emerging Markets VIP Series
2024	—	$—	$—	—	—	—
2023	3,652	40.16	146,658	1.45%	3.17%	9.43%
2022	4,005	36.70	146,977	1.45%	0.80%	-23.59%
2021	5,803	48.03	278,691	1.45%	1.14%	-5.80%
2020	6,362	50.98	324,386	1.45%	2.02%	14.48%

Victory INCORE Investment Quality Bond VIP Series(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	26,826	22.10	592,970	1.45%	7.19%	-1.66%
2020	56,081	22.48	1,260,573	1.45%	2.83%	6.77%

Gabelli Capital Asset Fund
2024	—	$—	$—	—	—	—
2023	15,694	53.96	846,822	1.45%	0.48%	10.24%
2022	16,428	48.95	804,101	1.45%	0.42%	-14.18%
2021	18,189	57.04	1,037,422	1.45%	0.56%	18.74%
2020	18,500	48.04	888,684	1.45%	0.17%	4.80%

B-30

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Value Line Centurion Fund(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	34,863	36.08	1,258,007	1.45%	0.06%	17.94%
2020	36,463	30.60	1,115,616	1.45%	0.08%	15.85%

Value Line Strategic Asset Management Trust(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	90,596	52.86	4,789,288	1.45%	1.05%	14.19%
2020	113,250	46.29	5,242,899	1.45%	0.49%	16.27%

Invesco V.I. American Franchise Fund Series I (7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	23.98	—	1.45%	0.06%	40.29%

Invesco V.I. Equity & Income Fund Series I
2024	—	$—	$—	—	—	—
2023	2,854	19.95	56,924	1.45%	1.98%	8.96%
2022	2,915	18.31	53,358	1.45%	1.66%	-8.85%
2021	3,572	20.08	71,740	1.45%	4.37%	12.34%
2020	3,898	17.88	69,696	1.45%	2.04%	-2.92%

Invesco V.I. Core Equity Fund Series I (9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	7	22.56	159	1.45%	2.82%	25.89%
2020	7	17.92	128	1.45%	1.32%	12.20%

Invesco V.I. Government Securities Fund Series II(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	293	11.08	3,249	1.45%	1.34%	4.43%

Invesco V.I. Growth and Income Fund Series II(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	1,058	34.09	36,074	1.45%	1.41%	26.33%
2020	1,121	26.99	30,265	1.45%	2.03%	0.37%

AB VPS Relative Value Portfolio Class B(4)(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	2,298	27.16	62,406	1.45%	1.31%	0.99%

B-31

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

AB VPS Large Cap Growth Portfolio Class B(6)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	774	46.41	35,899	1.45%	0.00%	33.19%

AB Sustainable Global Thematic Portfolio Class B
2024	—	$—	$—	—	—	—
2023	1,089	25.23	27,490	1.45%	0.03%	14.03%
2022	1,090	22.13	24,111	1.45%	0.00%	-28.22%
2021	2,680	30.83	82,627	1.45%	0.00%	20.80%
2020	2,680	25.52	68,406	1.45%	0.38%	37.07%

AB VPS Value Portfolio Class B(4)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Davis Financial Portfolio
2024	—	$—	$—	—	—	—
2023	5	32.28	169	1.45%	1.89%	13.63%
2022	5	28.41	149	1.45%	1.13%	-9.85%
2021	5	31.51	165	1.45%	2.24%	28.65%
2020	5	24.50	128	1.45%	1.40%	-7.35%

Davis Real Estate Portfolio
2024	—	$—	$—	—	—	—
2023	1,133	43.61	49,433	1.45%	2.74%	9.05%
2022	1,134	39.99	45,347	1.45%	1.60%	-27.86%
2021	3,052	55.44	169,217	1.45%	1.34%	39.93%
2020	3,204	39.62	126,922	1.45%	1.93%	-9.42%

Davis Value Portfolio(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,961	30.81	337,681	1.45%	2.01%	16.15%
2020	11,292	26.53	299,521	1.45%	0.68%	10.10%

Fidelity VIP Contrafund Portfolio Service Class(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	14,595	54.40	793,963	1.45%	0.15%	25.86%
2020	15,290	43.22	660,860	1.45%	0.15%	28.54%

Fidelity VIP Equity-Income Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	1,579	33.50	52,903	1.45%	1.71%	8.94%
2022	2,494	30.75	76,681	1.45%	1.79%	-6.46%
2021	2,251	32.87	73,992	1.45%	1.65%	23.02%
2020	2,490	26.72	66,531	1.45%	1.76%	5.00%

B-32

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Fidelity VIP Growth Opportunities Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	3,086	51.40	158,656	1.45%	0.00%	43.41%
2022	3,887	35.85	139,345	1.45%	0.00%	-39.11%
2021	3,906	58.87	229,915	1.45%	0.00%	10.21%
2020	3,138	53.41	167,617	1.45%	0.01%	66.05%

Fidelity VIP Mid Cap Portfolio Service Class
2024	—	$—	$—	—	—	—
2023	4,661	68.96	321,470	1.45%	0.50%	13.34%
2022	4,786	60.85	291,203	1.45%	0.42%	-16.09%
2021	8,199	72.51	594,485	1.45%	0.58%	23.69%
2020	8,777	58.62	514,537	1.45%	0.56%	16.33%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	—	$—	$—	—	—	—
2023	2,250	9.69	21,805	1.45%	4.51%	3.12%
2022	5,470	9.40	51,400	1.45%	1.27%	-0.21%
2021	10,285	9.42	96,857	1.45%	0.01%	-1.45%
2020	35,997	9.56	343,976	1.45%	0.21%	-1.23%

Templeton Growth VIP Fund Class 2
2024	—	$—	$—	—	—	—
2023	2,407	20.02	48,190	1.45%	3.27%	19.26%
2022	2,433	16.79	40,841	1.45%	0.15%	-12.78%
2021	2,313	19.25	44,529	1.45%	1.35%	3.35%
2020	2,360	18.62	43,959	1.45%	2.90%	4.26%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	—	$—	$—	—	—	—
2023	1,348	32.94	44,401	1.45%	0.16%	16.36%
2022	1,349	28.30	38,174	1.45%	0.34%	-17.16%
2021	1,349	34.17	46,100	1.45%	0.46%	15.14%
2020	1,365	29.67	40,504	1.45%	0.12%	17.74%

Janus Henderson Forty Portfolio Institutional Shares
2024	—	$—	$—	—	—	—
2023	634	50.34	31,897	1.45%	0.18%	37.94%
2022	1,195	36.49	43,601	1.45%	0.18%	-34.51%
2021	1,510	55.73	84,153	1.45%	0.67%	21.12%
2020	1,524	46.01	70,129	1.45%	0.69%	37.38%

Janus Henderson Research Portfolio Institutional Shares
2024	—	$—	$—	—	—	—
2023	3,668	30.09	110,375	1.45%	0.19%	41.10%
2022	3,771	21.32	80,410	1.45%	0.70%	-30.91%
2021	4,214	30.86	130,043	1.45%	0.12%	18.59%
2020	4,329	26.02	112,653	1.45%	0.53%	31.03%

Janus Henderson Global Research Portfolio Institutional Shares
2024	—	$—	$—	—	—	—
2023	682	18.70	12,749	1.45%	0.93%	24.94%
2022	693	14.96	10,375	1.45%	1.59%	-20.58%
2021	774	18.84	14,591	1.45%	0.69%	16.38%
2020	786	16.19	12,717	1.45%	0.82%	18.32%

B-33

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

MFS Growth Series Initial Class
2024	—	$—	$—	—	—	—
2023	746	33.00	24,626	1.45%	0.00%	33.90%
2022	747	24.65	18,420	1.45%	0.00%	-32.62%
2021	842	36.58	30,786	1.45%	0.00%	21.75%
2020	843	30.05	25,320	1.45%	0.00%	29.95%

MFS Investors Trust Series Initial Class(9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	432	45.96	19,852	1.45%	1.99%	24.98%
2020	6,196	36.77	227,832	1.45%	0.63%	12.22%

MFS New Discovery Series Initial Class
2024	—	$—	$—	—	—	—
2023	816	37.15	30,318	1.45%	0.00%	12.76%
2022	830	32.95	27,341	1.45%	0.00%	-30.78%
2021	970	47.60	46,188	1.45%	0.00%	0.33%
2020	2,434	47.44	115,477	1.45%	0.00%	43.77%

MFS Research Series Initial Class (9)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	967	33.92	32,787	1.45%	1.98%	23.00%
2020	967	27.57	26,659	1.45%	0.62%	14.90%

MFS Total Return Series Initial Class
2024	—	$—	$—	—	—	—
2023	2,605	30.35	79,071	1.45%	2.03%	8.85%
2022	3,169	27.88	88,362	1.45%	1.67%	-10.89%
2021	3,330	31.29	104,208	1.45%	2.29%	12.47%
2020	5,417	27.82	150,706	1.45%	2.33%	8.22%

Guardian Integrated Research VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	2,166	10.87	23,540	1.45%	0.00%	22.51%
2022	2,318	8.87	20,563	1.45%	0.00%	-11.29%

Guardian Large Cap Disciplined Growth VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	8,311	9.72	80,805	1.45%	0.00%	39.83%
2022	4,263	6.95	29,640	1.45%	0.00%	-32.50%
2021	4,266	10.30	43,941	1.45%	0.00%	3.01%

Guardian U.S. Government Securities VIP Fund(5)(6)
2024	—	$—	$—	—	—	—
2023	124	9.19	1,137	1.45%	0.00%	2.53%
2022	124	8.96	1,109	1.45%	0.00%	-9.60%
2021	124	9.91	1,228	1.45%	0.00%	-0.87%

Guardian All Cap Core VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	106,586	10.99	1,171,850	1.45%	0.00%	21.15%
2022	111,984	9.07	1,016,222	1.45%	0.00%	-9.25%

B-34

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
7 YEAR ENHANCED DEATH BENEFIT RIDER		Unit Value	In Whole $

Guardian Strategic Large Cap Core VIP Fund(5) (6)
2024	—	$—	$—	—	—	—
2023	2,635	10.80	28,451	1.45%	0.00%	18.41%
2022	2,635	9.12	24,030	1.45%	0.00%	-11.38%
2021	7,741	10.29	79,652	1.45%	0.00%	2.90%

Guardian Core Fixed Income VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	40,965	9.89	405,312	1.45%	0.00%	3.99%
2022	52,198	9.51	496,637	1.45%	0.00%	-4.85%

Guardian Short Duration Bond VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	8,088	9.92	80,259	1.45%	0.00%	2.59%
2022	8,171	9.67	79,033	1.45%	0.00%	-3.27%

Guardian Balanced Allocation VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	307,420	10.88	3,344,615	1.45%	0.00%	16.16%
2022	386,795	9.37	3,622,732	1.45%	0.00%	-6.34%

Guardian Equity Income VIP Fund(8)(9)
2024	—	$—	$—	—	—	—
2023	56,846	10.75	611,256	1.45%	0.00%	5.85%
2022	69,647	10.16	707,482	1.45%	0.00%	1.58%

(1)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including charges in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	As of April 26, 2019, the AB VPS Value Portfolio Class B was merged and no longer available as an investment allocation option under this contract. After the merger, any accumulation value remaining in the AB VPS Value Portfolio Class B was transferred to the AB VPS Growth and Income Portfolio Class B.
(5)	Portfolio commenced operations October 22, 2021.
(6)	As of October 22, 2021, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation, date any accumulation value remaining in the liquidated funds were transferred to each respective Guardian Fund.
(7)	No contracts investing in this investment option as of 12/31/22.
(8)	Portfolio commenced operations April 29, 2022.

B-35

The Guardian Separate Account D

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

(9)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.

B-36

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account D indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account D as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

AB Sustainable Global Thematic Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian All Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund Service

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

B-37

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account D since 1992.

B-38